Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2023
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 6M23	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	2,196.6	0.1	0.1	0.0	0.0	0.0
Swaps	7,405.9	19.9	18.8	129.8	0.1	1.7
Options bought and sold (OTC)	554.2	6.4	6.7	0.0	0.0	0.0
Futures	142.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	0.8	0.0	0.0	0.0	0.0	0.0
Interest rate products	10,299.6	26.4	25.6	129.8	0.1	1.7
Forwards	389.3	3.9	4.0	27.5	0.1	0.0
Swaps	318.3	10.0	10.8	0.0	0.0	0.0
Options bought and sold (OTC)	105.0	2.0	2.0	0.0	0.0	0.0
Futures	3.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.7	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	817.3	15.9	16.8	27.5	0.1	0.0
Forwards	0.1	0.0	0.0	0.0	0.0	0.0
Swaps	17.6	0.9	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	145.5	5.4	7.9	0.0	0.0	0.0
Futures	13.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	373.7	16.3	15.4	0.0	0.0	0.0
Equity/index-related products	550.5	22.6	23.7	0.0	0.0	0.0
Credit derivatives [2]	260.7	2.1	2.7	0.0	0.0	0.0
Forwards	5.0	0.1	0.1	0.0	0.0	0.0
Swaps	6.7	0.6	0.3	0.0	0.0	0.0
Options bought and sold (OTC)	7.0	0.1	0.1	0.0	0.0	0.0
Futures	3.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.9	0.1	0.0	0.0	0.0	0.0
Other products [3]	24.7	0.9	0.5	0.0	0.0	0.0
Total derivative instruments	11,952.8	67.9	69.3	157.3	0.2	1.7
The notional amount, PRV and NRV (trading and hedging) was CHF 12,110.1 billion, CHF 68.1 billion and CHF 71.0 billion, respectively, as of June 30, 2023.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2022	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	2,088.2	1.7	1.7	0.0	0.0	0.0
Swaps	9,140.3	24.3	21.7	130.1	0.1	1.8
Options bought and sold (OTC)	644.4	8.2	8.6	0.0	0.0	0.0
Futures	144.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	35.9	0.0	0.0	0.0	0.0	0.0
Interest rate products	12,053.7	34.2	32.0	130.1	0.1	1.8
Forwards	701.4	8.7	10.0	17.7	0.1	0.2
Swaps	353.5	14.3	13.5	0.0	0.0	0.0
Options bought and sold (OTC)	167.5	2.5	2.7	0.0	0.0	0.0
Futures	4.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.8	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,229.3	25.5	26.2	17.7	0.1	0.2
Forwards	0.3	0.0	0.0	0.0	0.0	0.0
Swaps	22.8	0.9	0.7	0.0	0.0	0.0
Options bought and sold (OTC)	181.4	5.2	7.5	0.0	0.0	0.0
Futures	42.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	469.3	18.9	18.5	0.0	0.0	0.0
Equity/index-related products	715.8	25.0	26.7	0.0	0.0	0.0
Credit derivatives [2]	352.0	3.2	3.4	0.0	0.0	0.0
Forwards	6.9	0.1	0.1	0.0	0.0	0.0
Swaps	9.5	0.7	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.1	0.1	0.0	0.0	0.0
Futures	12.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.7	0.1	0.0	0.0	0.0	0.0
Other products [3]	40.5	1.0	0.6	0.0	0.0	0.0
Total derivative instruments	14,391.3	88.9	88.9	147.8	0.2	2.0
The notional amount, PRV and NRV (trading and hedging) was CHF 14,539.1 billion, CHF 89.1 billion and CHF 90.9 billion, respectively, as of December 31, 2022.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or (losses) on fair value hedges
in	6M23	6M22
Interest rate products (CHF million)
Hedged items [1]	392	2,508
Derivatives designated as hedging instruments [1]	(400)	(2,370)
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	6M23					2022
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets (CHF billion)
Investment securities	0.9	(0.1)		0.0		0.8	(0.1)		0.0
Net loans	35.7	(0.1)		(1.8)		29.0	(1.3)		(0.7)
Liabilities (CHF billion)
Long-term debt	68.4	(0.5)		(4.5)		72.0	(1.0)		(4.4)
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	6M23	6M22
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	342	(821)
Gains/(losses) reclassified from AOCI into interest and dividend income	104	177
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	17	(50)
Total other operating expenses	(10)	(22)
Gains/(losses) reclassified from AOCI into income	(10)	(22)

Net investment hedges
Net investment hedges
in	6M23	6M22
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	(81)	(57)
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	4	0

Credit protection sold/purchased
Credit protection sold/purchased
	6M23							2022
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(37.7)	34.2		(3.5)	6.7		0.1	(52.8)	48.6		(4.2)	10.6		0.2
Non-investment grade	(14.5)	12.6		(1.9)	3.4		(0.1)	(22.3)	20.7		(1.6)	4.9		(0.2)
Total single-name instruments	(52.2)	46.8		(5.4)	10.1		0.0	(75.1)	69.3		(5.8)	15.5		0.0
of which sovereign	(11.8)	10.3		(1.5)	3.0		(0.1)	(12.8)	11.3		(1.5)	4.4		(0.1)
of which non-sovereign	(40.4)	36.5		(3.9)	7.1		0.1	(62.3)	58.0		(4.3)	11.1		0.1
Multi-name instruments (CHF billion)
Investment grade [2]	(54.0)	51.9		(2.1)	3.2		0.2	(54.3)	50.8		(3.5)	8.9		0.1
Non-investment grade	(18.0)	16.9		(1.1)	3.5	[3]	(0.5)	(30.9)	28.4		(2.5)	9.5	[3]	(0.6)
Total multi-name instruments	(72.0)	68.8		(3.2)	6.7		(0.3)	(85.2)	79.2		(6.0)	18.4		(0.5)
of which non-sovereign	(72.0)	68.8		(3.2)	6.7		(0.3)	(85.2)	79.2		(6.0)	18.4		(0.5)
Total instruments (CHF billion)
Investment grade [2]	(91.7)	86.1		(5.6)	9.9		0.3	(107.1)	99.4		(7.7)	19.5		0.3
Non-investment grade	(32.5)	29.5		(3.0)	6.9		(0.6)	(53.2)	49.1		(4.1)	14.4		(0.8)
Total instruments	(124.2)	115.6		(8.6)	16.8		(0.3)	(160.3)	148.5		(11.8)	33.9		(0.5)
of which sovereign	(11.8)	10.3		(1.5)	3.0		(0.1)	(12.8)	11.3		(1.5)	4.4		(0.1)
of which non-sovereign	(112.4)	105.3		(7.1)	13.8		(0.2)	(147.5)	137.2		(10.3)	29.5		(0.4)
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	6M23				2022
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	1.1	0.1	0.0	1.2	1.2	0.1	0.1	1.4
Collateral posted	0.9	0.1	–	1.0	1.0	0.1	–	1.1
Impact of a one-notch downgrade event	0.3	0.0	0.0	0.3	0.4	0.0	0.1	0.5
Impact of a two-notch downgrade event	0.4	0.0	0.0	0.4	0.5	0.1	0.2	0.8
Impact of a three-notch downgrade event	0.5	0.1	0.0	0.6	0.5	0.1	0.2	0.8
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	6M23	2022
Credit derivatives (CHF billion)
Credit protection sold	124.2	160.3
Credit protection purchased	115.6	148.5
Other protection purchased	16.8	33.9
Other instruments [1]	4.1	9.3
Total credit derivatives	260.7	352.0
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M23 (CHF billion)
Single-name instruments	10.3	39.4	2.5	52.2
Multi-name instruments	5.6	60.5	5.9	72.0
Total instruments	15.9	99.9	8.4	124.2
2022 (CHF billion)
Single-name instruments	10.0	61.8	3.3	75.1
Multi-name instruments	6.5	71.5	7.2	85.2
Total instruments	16.5	133.3	10.5	160.3